[Brazos Mutual Funds Logo]

                              BRAZOS MUTUAL FUNDS


                                 ANNUAL REPORT
                               NOVEMBER 30, 2000

                                     BRAZOS

                                   SMALL CAP
                                GROWTH PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                                   MICRO CAP
                                GROWTH PORTFOLIO

                                   MULTI CAP
                                GROWTH PORTFOLIO

                                    MID CAP
                                GROWTH PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225


                              www.brazosfunds.com

BRAZOS MUTUAL FUNDS
Report From Management


Dear Fellow Shareholders, Clients and Friends:

  We are excited to report to you that for 2000, your Brazos Micro Cap Growth, Brazos Small Cap Growth, Brazos Multi Cap Growth, Brazos Mid Cap Growth and Brazos Real Estate Securities portfolios posted strong performance returns. These results come in light of a very tough market environment that saw most major indices decline. In fact, the Dow Jones Industrial Average, S&P 500, Nasdaq Composite and Russell 2000, each ended the year lower. Despite this dif-ficult market backdrop, the performance of the Micro Cap Growth, Small Cap Growth, Multi Cap Growth and Mid Cap Growth funds not only exceeded their re-spective benchmarks, but also posted positive gains. These strong results are summarized in the table below:


                                                  Quarter     Year    Inception
                                                   Ending    To Date     to
                                                  12/31/00* 12/31/00* 12/31/00*
                                                  --------  --------  ---------
  Brazos Small Cap Growth(/1/) Class Y Inception
   12/31/96                                        -3.99%     5.20%    152.96%
  Russell 2000 w/Inc.                              -6.91%    -3.03%     40.21%
  Brazos Micro Cap Growth(/1/) Inception
   12/31/97                                        -9.68%    18.90%    185.54%
  Russell 2000 w/Inc.                              -6.41%    -3.03%     14.59%
  Brazos Multi Cap Growth(/1/) Class Y Inception
   12/31/98                                        -1.55%    35.06%    159.39%
  S&P 500 w/Inc.                                   -7.82%    -9.15%      9.95%
  Brazos Mid Cap Growth(/1/) Class Y Inception
   12/31/99                                        -5.58%    30.49%     30.49%
  S&P 400 w/Inc.                                   -3.85%    17.50%     17.50%
  Brazos Real Estate Securities(/1/) Class Y
   Inception 12/31/96                               3.76%    25.87%     28.15%
  NAREIT Equity Index                               3.73%    26.38%     19.59%

*Returns are cumulative and not annualized


(1) Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the maintenance of the portfolios' expenses by John McStay Investment Counsel. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the ini-tial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors. It is possible that the perfor-mance may not be repeated in the future.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



  The performance of your fund portfolios is particularly notable when you ana-lyze the depth and breadth of the market damage in 2000. The 39% decline in the Nasdaq Composite marks the worst performance ever for that index. Fully 67% of the Nasdaq and 55% of the Russell 2000 stocks fell in 2000.

  Despite these broad declines, how did your Brazos funds post their solid gains? There are several key factors that led to your outperformance. As we outlined in the last shareholder letter, your team of fourteen seasoned portfo-lio managers carefully analyzes the earnings growth and valuation levels of all your current holdings and potential holdings. This constant focus on and analy-sis of each fund's investment universe leads us to invest our shareholder's funds in what we believe are the most timely and compelling growth companies. We also deploy proven risk management techniques that help control the risk and volatility that is inherent in smaller company investing.

  As we entered 2000, the market was characterized by unprecedented euphoria about the sustained growth prospects of the "New Economy" stocks. New technolo-gies and more efficient forms of telecommunications were converging and were seemingly going to transform everything from corporate purchasing to consumer grocery shopping. Investors fell so in love with these New Economy stocks that they abandoned most investment disciplines and this speculation caused the mar-kets to surge in 1999 and reach record levels early in 2000. While you partici-pated in this technology and telecommunications revolution, our disciplines led us to invest in companies with real business plans as defined by revenues, cash flow and profits. Ultimately, profits do matter and are the basis of a company's and the markets' valuation. As the valuations reached what we be-lieved to be unsustainable price/earnings levels, we harvested some of your gains.

  Commensurate with the New Economy euphoria were the actions by Alan Greenspan and the Federal Reserve Board to slow the economy and quell investor enthusiasm (irrational exuberance). As 2000 progressed, the higher interest rates began to take hold and cool down the economy. The higher cost of money reverberated throughout the old and new economy by slowing down business and by making money for businesses (and investors) harder to get. Just as profits matter, interest rates also matter and led to the investment community more carefully scrutiniz-ing the business plans and prospects of the companies they invested in. Over the years your team of portfolio managers has focused on "good companies." We define good companies as having above average growth, strong levels of profits and solid balance sheets. With your portfolios focused on companies with these qualities, investors ultimately flocked to them in 2000 because these attri-butes provided greater certainty and less risk in the face of higher interest rates.

  Heading into 2000, many investors lost sight of the painful fact that invest-ing in stocks involves taking on risk. Risk is an inherent part of the market and there is no such thing as big,

BRAZOS MUTUAL FUNDS
Report From Management -- continued
risk-free returns. Risk management is an important portfolio management tool that leads us to diversify your portfolio across 15-20 sectors and many indi-vidual securities at any give time. These controls are in place to protect the portfolios from the dramatic sentiment shifts that occur when investing in small to mid sized companies. These shifts are often swift and severe and we work to mitigate that risk by diversification. As investors quickly left the technology sector, they redeployed their funds in sectors that greatly bene-fited the Brazos funds. Your healthy weightings in the healthcare, financial, energy and business services sectors contributed to your strong outperformance in 2000.

  As we enter 2001, we remain excited by the companies that we continue to dis-cover for all the Brazos portfolios. By isolating one company at a time, we seek the rewards of stocks with strong revenue and profit growth. This careful selection process combined with proven risk management tools should continue to serve your investments well. We wish you all the best for a happy and prosper-ous 2001!

                                 Sincerely,
                                 /s/ John McStay
                                 John McStay Investment Counsel

BRAZOS MUTUAL FUNDS
Report From Management -- continued



               [LINE GRAPH BRAZOS SMALL CAP GROWTH PORTFOLIO]

                        Brazos Small Cap
                    Growth Portfolio Class Y   Russell 2000 Index

         12/31/96           $10,000                 $10,000
          5/31/97           $11,960                 $10,567
         11/30/97           $14,708                 $12,026
          5/31/98           $17,243                 $12,811
         11/30/98           $15,452                 $11,229
          5/31/99           $17,847                 $12,468
         11/30/99           $20,362                 $12,989
          5/31/00           $23,094                 $13,703
         11/30/00           $23,083                 $12,912


                         SEC Avg. Annual Total Return
                               (as of 11/30/00)

                                               1 Year     Since Inception
Small Cap Growth Portfolio Class Y             13.36%         23.80%
Russell 2000 Index                             -0.59%          6.74%

Small Cap Growth Portfolio Class A              6.20%         13.02%
Small Cap Growth Portfolio Class B              7.92%         14.75%
Small Cap Growth Portfolio Class II             9.74%         16.94%

This chart assumes an initial gross investment of $10,000 made on December 31, 1996 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. Investing in small company stocks may be more volatile than investing in large company stocks. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



          [LINE GRAPH BRAZOS REAL ESTATE SECURITIES PORTFOLIO]

                        Brazos Real Estate
                   Securities Portfolio Class Y   NAREIT Equity Index

         12/31/96           $10,000                      $10,000
          5/31/97           $10,560                      $10,082
         11/30/97           $12,439                      $11,750
          5/31/98           $12,678                      $11,500
         11/30/98           $10,742                      $10,178
          5/31/99           $11,515                      $10,566
         11/30/99            $9,898                       $9,172
          5/31/00           $11,208                      $10,442
         11/31/00           $11,941                      $11,171


                         SEC Avg. Annual Total Return
                               (as of 11/30/00)

                                               1 Year     Since Inception
Real Estate Securities Portfolio Class Y       20.64%          4.63%
NAREIT Equity Index                            21.79%          2.87%

Real Estate Securities Portfolio Class A       12.92%          4.02%
Real Estate Securities Portfolio Class B       15.14%          5.31%
Real Estate Securities Portfolio Class II      16.95%          7.64%

This chart assumes an initial gross investment of $10,000 made on December 31, 1999 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment.

BRAZOS MUTUAL FUNDS
Report From Management -- continued





                       BRAZOS MICRO CAP GROWTH PORTFOLIO

                                 [LINE GRAPH]


                Brazos Micro Cap Growth Portfolio      Russell 2000 Index

  12/31/97                  $10,000                           $10,000
   5/31/98                  $13,100                           $10,469
  11/30/98                  $12,030                           $ 9,177
   5/31/99                  $15,560                           $10,189
  11/30/99                  $19,920                           $10,615
   5/31/00                  $22,519                           $11,198
  11/30/00                  $26,821                           $10,552

                         SEC Avg. Annual Total Return
                               (as of 11/30/00)

                                                1 Year    Since Inception

        Micro Cap Growth Portfolio              34.65%          40.23%
        Russell 2000 Index                      -0.59%           1.86%

This chart assumes an initial gross investment of $10,000 made on December 31, 1997 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. Investing in micro cap stocks may be more volatile than investing in large company stocks. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                       BRAZOS MULTI CAP GROWTH PORTFOLIO

                                 [LINE GRAPH]


                Brazos Multi Cap Growth Portfolio        S&P 500 Index

  12/31/98                  $10,000                           $10,000
   2/28/99                  $10,150                           $10,092
   5/31/99                  $13,280                           $10,642
   8/31/99                  $14,813                           $10,829
  11/30/99                  $17,239                           $11,430
   2/28/00                  $22,888                           $11,274
   5/31/00                  $26,010                           $11,754
   8/31/00                  $25,236                           $12,592
  11/30/00                  $23,621                           $10,941

                         SEC Avg. Annual Total Return
                               (as of 11/30/00)

                                                1 Year    Since Inception
        Multi Cap Growth Portfolio Class Y      37.02%          56.55%
        S&P 500 Index                           -4.28%           4.80%

        Multi Cap Growth Portfolio Class A        N/A           -5.09%*

   *SEC cumulative total return from commencement of operations: 3/31/00


This chart assumes an initial gross investment of $10,000 made on December 31, 1998 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS
Report From Management -- continued



                        BRAZOS MID CAP GROWTH PORTFOLIO

                                 [LINE GRAPH]

                     Brazos Mid Cap
                    Growth Portfolio        S&P 400 Index

12/31/99                $10,000                 $10,000
 2/28/00                $11,500                 $10,398
 5/31/00                $11,460                 $10,739
 8/31/00                $13,470                 $12,305
11/30/00                $11,893                 $10,914

                          SEC Cumulative Total Return
                              Since Inception

        Mid Cap Growth Portfolio Class Y*       18.93%
        S&P 400 Index                            9.14%

        Mid Cap Growth  Portfolio Class A*      -6.83%

        *Commencement of operations for Class Y and Class A:
         12/31/99 and 3/31/00, respectively.

This chart assumes an initial gross investment of $10,000 made on December 31, 1999 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The performance results presented may reflect periods of above average performance attributable to a Portfolio's investment in certain securities during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors.

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments                                       November 30, 2000

Security Description                                       Shares      Value
--------------------                                     ---------- ------------


Common Stock - 87.0%

Business Services - 4.6%
   Iron Mountain, Inc.+................................     390,115 $ 12,946,942
   MAXIMUS, Inc.+......................................     255,712    7,239,846
   Paychex, Inc........................................     324,201   18,844,183
   TMP Worldwide, Inc.+................................      40,142    2,355,834
                                                                    ------------
                                                                      41,386,805
                                                                    ------------

Consumer Durables - 2.5%
   Pulte Corp..........................................     590,100   22,792,612
                                                                    ------------

Consumer Merchandising - 4.0%
   99 Cents Only Stores+...............................      96,000    2,232,000
   Abercrombie & Fitch Co.+............................     350,300    7,312,513
   Barnes & Noble, Inc.+...............................      83,000    2,251,375
   Linens 'n Things, Inc.+.............................     287,136    7,878,294
   The Cheesecake Factory, Inc.+.......................     154,830    6,706,074
   Venator Group, Inc.+................................     681,600    9,159,000
                                                                    ------------
                                                                      35,539,256
                                                                    ------------

Consumer Services - 1.9%
   Bright Horizons Family Solutions, Inc.+.............     365,473   10,370,297
   Education Management Corp.+.........................     207,900    7,055,606
                                                                    ------------
                                                                      17,425,903
                                                                    ------------

Electronic Components - 3.8%
   Exar Corp.+.........................................     266,000    6,683,250
   Sipex Corp.+........................................     248,300    6,207,500
   TranSwitch Corp.+...................................     224,900    6,128,525
   TriQuint Semiconductor, Inc.+.......................     244,400    8,080,475
   Vitesse Semiconductor Corp.+........................     159,600    6,882,750
                                                                    ------------
                                                                      33,982,500
                                                                    ------------

Electronic Technology - 1.8%
   Concurrent Computer Corp.+..........................     803,600    7,960,662
   NetScout Systems, Inc.+.............................      77,500    1,283,594
   TTM Technologies, Inc.+.............................     255,300    3,925,238
   Viasystems Group, Inc.+.............................     222,800    2,785,000
                                                                    ------------
                                                                      15,954,494
                                                                    ------------

Energy - 8.1%
   Devon Energy Corp. .................................     239,600   11,800,300
   Energy Partners Ltd.+...............................     500,000    6,906,250

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

Security Description                                       Shares      Value
--------------------                                     ---------- ------------


Common Stock (continued)

Energy (continued)
   Grey Wolf, Inc.+....................................   1,000,000 $  3,875,000
   Mitchell Energy & Development Corp..................     101,000    4,709,125
   National-Oilwell, Inc.+.............................     431,200   13,744,500
   Patterson Energy, Inc.+.............................      68,300    1,592,244
   Pogo Producing Co...................................     432,000    9,774,000
   Valero Energy Corp. ................................     286,000    8,991,125
   Veritas DGC, Inc.+..................................     437,800   10,753,462
                                                                    ------------
                                                                      72,146,006
                                                                    ------------

Financial Institutions - 16.0%
   AmeriCredit Corp.+..................................   1,228,276   25,563,494
   CompuCredit Corp.+..................................     317,400    5,237,100
   FirstMerit Corp. ...................................     450,000   10,800,000
   Mercury General Corp. ..............................     170,100    6,559,481
   Metris Cos., Inc. ..................................   1,090,923   26,386,700
   Nationwide Financial Services, Inc., Class A........     266,200   10,930,838
   Old Republic International Corp. ...................     788,200   20,542,463
   PMI Group, Inc. ....................................     206,900   13,151,081
   Radian Group, Inc. .................................     368,600   23,959,000
                                                                    ------------
                                                                     143,130,157
                                                                    ------------

Financial Services & Software - 3.3%
   Carreker Corp.+.....................................     166,000    3,818,000
   Internet Security Systems, Inc.+....................      83,900    6,198,112
   The BISYS Group, Inc.+..............................     457,000   19,651,000
                                                                    ------------
                                                                      29,667,112
                                                                    ------------

Healthcare Products - 8.7%
   Alpharma, Inc. .....................................     174,100    5,941,163
   Biovail Corp.+......................................     475,600   15,575,900
   King Pharmaceuticals, Inc.+.........................     767,576   37,419,330
   Medicis Pharmaceutical Corp., Class A+..............     293,367   18,628,804
                                                                    ------------
                                                                      77,565,197
                                                                    ------------

Healthcare Services - 13.3%
   Accredo Health, Inc.+...............................     364,350   14,665,087
   Community Health Systems, Inc.+.....................     608,000   17,974,000
   Professional Detailing, Inc.+.......................     115,800   14,938,200
   Province Healthcare Co.+............................     591,900   21,826,312
   Quorum Health Group, Inc.+..........................     749,100   10,955,588

                                               See Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

Security Description                                       Shares      Value
--------------------                                     ---------- ------------


Common Stock (continued)

Healthcare Services (continued)
   Triad Hospitals, Inc.+..............................     321,500 $  9,604,813
   Universal Health Services, Inc., Class B+...........     281,200   28,805,425
                                                                    ------------
                                                                     118,769,425
                                                                    ------------

Healthcare Technology - 5.0%
   Invitrogen Corp.+...................................     190,200   13,706,287
   Luminex Corp.+......................................     125,000    3,312,500
   Myriad Genetics, Inc.+..............................      36,300    2,545,538
   Pharmacopeia, Inc.+.................................       8,500      183,813
   Techne Corp.+.......................................     112,000    9,968,000
   Waters Corp.+.......................................     233,844   15,039,092
                                                                    ------------
                                                                      44,755,230
                                                                    ------------

Media - 3.0%
   American Tower Corp.+...............................     424,706   12,794,268
   Radio One, Inc., Class D+...........................     453,300    4,759,650
   SBA Communications Corp.+...........................     262,100    9,763,225
                                                                    ------------
                                                                      27,317,143
                                                                    ------------

Technology Services & Software - 10.4%
   Affiliated Computer Services, Inc., Class A+........     421,156   23,690,025
   Business Objects SA ADR+............................      62,200    3,848,625
   Critical Path, Inc.+................................     223,700    4,725,662
   CSG Systems International, Inc.+....................     309,208   14,049,638
   FileNET Corp.+......................................     194,027    5,081,082
   Illuminet Holdings, Inc.+...........................      75,000    1,818,750
   IONA Technologies PLC ADR+..........................     177,200    9,380,525
   Management Network Group, Inc.+.....................     190,200    1,462,163
   Mercury Interactive Corp.+..........................      82,300    5,539,819
   SunGard Data Systems, Inc.+.........................     485,500   23,819,844
                                                                    ------------
                                                                      93,416,133
                                                                    ------------

Telecommunications - 0.6%
   Novatel Wireless, Inc.+.............................     245,000    3,659,687
   Remec, Inc.+........................................     156,300    2,119,819
                                                                    ------------
                                                                       5,779,506
                                                                    ------------

  Total Common Stock (Cost $679,133,576)...........................  779,627,479
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------


Corporate Bonds - 1.4%
Traditional Heavy Industry - 1.4%
   L-3 Communications Holdings, Inc. 5.25% 2009*
    (cost $12,795,003)...........................      $12,700      $ 12,509,500
                                                                    ------------

  Total Investment Securities (Cost
   $691,928,579).................................                    792,136,979
                                                                    ------------
Repurchase Agreements - 10.3%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.25%, dated 11/30/00, to
    be repurchased 12/01/00 in the amount of
    $42,381,180 and collateralized by $28,670,000
    of U.S. Treasury Bonds, bearing interest at
    10.63%, due 8/15/15 and having an approximate
    aggregate value of $43,227,709 (cost
    $42,375,000).................................       42,375        42,375,000

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.25%, dated 11/30/00, to
    be repurchased 12/01/00 in the amount of
    $50,007,292 and collateralized by $46,955,000
    of U.S. Treasury Bonds, bearing interest at
    8.38%, due 8/15/08 and having an approximate
    aggregate value of $51,004,869 (cost
    $50,000,000).................................       50,000        50,000,000
                                                                    ------------
Total Repurchase Agreements (Cost $92,375,000).....................   92,375,000
                                                                    ------------


Other Assets Less Liabilities - 1.3%...............................   11,598,478
                                                                    ------------
Total Investments - 98.7% (Cost $784,303,579)......................  884,511,979

Net Assets - 100.0%................................................ $896,110,457
                                                                    ============

+Non-income producing security
ADR("American Depository Receipt")
*Resale restricted to qualified institutional buyers

                                               See Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES  PORTFOLIO
Portfolio of Investments                                       November 30, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Reit Stock - 94.1%

Apartments - 21.8%
   Apartment Investment & Management Co., Class A.........  162,700 $  7,484,200
   Archstone Communities Trust............................  224,257    5,424,216
   Avalonbay Communities, Inc. ...........................   86,262    4,038,140
   BRE Properties, Inc., Class A..........................   85,100    2,728,519
   Camden Property Trust..................................  154,100    4,786,731
   Charles E. Smith Residential Realty, Inc. .............   21,800      990,537
   Equity Residential Properties Trust....................  204,200   10,414,200
   Essex Property Trust, Inc. ............................   37,500    1,971,094
   Gables Residential Trust...............................   76,300    1,969,494
   Home Properties of New York, Inc. .....................   50,500    1,448,719
   Post Properties, Inc. .................................   43,000    1,480,812
                                                                    ------------
                                                                      42,736,662
                                                                    ------------

Free Standing - 1.4%
   Franchise Finance Corp. of America.....................  123,600    2,711,475
                                                                    ------------

Healthcare - 1.4%
   Health Care Property Investors, Inc. ..................   43,900    1,196,275
   Healthcare Realty Trust, Inc. .........................   59,900    1,074,456
   Nationwide Health Properties, Inc. ....................   28,500      384,750
                                                                    ------------
                                                                       2,655,481
                                                                    ------------

Industrial - 6.4%
   AMB Property Corp. ....................................  137,400    3,271,838
   CenterPoint Properties Corp. ..........................   41,600    1,924,000
   ProLogis Trust.........................................  352,200    7,396,200
                                                                    ------------
                                                                      12,592,038
                                                                    ------------

Lodging/Resorts - 3.2%
   Hospitality Properties Trust...........................   22,400      484,400
   Host Marriott Corp. ...................................  443,800    5,270,125
   MeriStar Hospitality Corp. ............................   33,300      626,456
                                                                    ------------
                                                                       6,380,981
                                                                    ------------

Manufactured Homes - 1.9%
   Chateau Communities, Inc. .............................  103,100    2,835,250
   Sun Communities, Inc. .................................   26,400      818,400
                                                                    ------------
                                                                       3,653,650
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments -- (continued)                        November 30, 2000

Security Description                                          Shares     Value
--------------------                                          ------- ------------


Reit Stock (continued)

Mixed: Office/Industrial - 8.9%
   Duke-Weeks Realty Corp. .................................  317,032 $  7,212,478
   Liberty Property Trust ..................................  161,200    4,231,500
   PS Business Parks, Inc. .................................   76,400    2,047,520
   Reckson Associates Realty Corp. .........................  168,100    3,939,844
                                                                      ------------
                                                                        17,431,342
                                                                      ------------

Office - 20.7%
   Arden Realty, Inc. ......................................   71,300    1,742,394
   Boston Properties, Inc. .................................  109,500    4,646,906
   CarrAmerica Realty Corp. ................................   55,400    1,637,762
   Equity Office Properties Trust...........................  378,059   11,459,913
   Highwoods Properties, Inc. ..............................  228,500    4,984,156
   HRPT Properties Trust....................................  152,500      972,188
   Kilroy Realty Corp. .....................................   57,000    1,531,875
   Mack-Cali Realty Corp. ..................................  191,100    5,064,150
   Parkway Properties, Inc. ................................   62,300    1,740,506
   SL Green Realty Corp. ...................................   18,700      510,744
   Spieker Properties, Inc. ................................   92,100    4,812,225
   Trizec Hahn Corp. .......................................   97,100    1,468,638
                                                                      ------------
                                                                        40,571,457
                                                                      ------------
Other - 6.0%
   Catellus Development Corp.+..............................   58,600    1,076,775
   Cousins Properties, Inc. ................................   23,800      655,988
   Vornado Realty Trust.....................................  269,900    9,969,431
                                                                      ------------
                                                                        11,702,194
                                                                      ------------

Regional Malls - 8.5%
   General Growth Properties, Inc...........................  115,100    3,783,912
   Simon Property Group, Inc. ..............................  380,500    8,727,719
   Taubman Centers, Inc. ...................................  196,900    2,042,838
   The Macherich Co. .......................................  110,800    2,125,975
                                                                      ------------
                                                                        16,680,444
                                                                      ------------

Shopping Centers - 8.5%
   Developers Diversified Realty Corp. .....................  143,700    1,742,362
   Kimco Realty Corp. ......................................  210,700    8,691,375
   Pan Pacific Retail Properties, Inc. .....................   38,500      796,469
   Regency Realty Corp. ....................................  116,300    2,529,525
   Weingarten Realty Investors..............................   71,600    2,962,450
                                                                      ------------
                                                                        16,722,181
                                                                      ------------

                                               See Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments -- (continued)                        November 30, 2000

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------


Reit Stock (continued)

Storage - 5.4%
   Public Storage, Inc. .........................      369,236      $  8,100,115
   Storage USA, Inc. ............................       94,200         2,572,837
                                                                    ------------
                                                                      10,672,952
                                                                    ------------
  Total Investment Securities (Cost
   $169,401,690).................................                    184,510,857
                                                                    ------------

Repurchase Agreement - 5.3%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.25%, dated 11/30/00, to
    be repurchased 12/01/00 in the amount of
    $10,353,510 and collateralized by $7,005,000
    of U.S. Treasury Bonds, bearing interest at
    10.63%, due 8/15/15 and having an approximate
    aggregate value of $10,561,915
    (cost $10,352,000)...........................      $10,352        10,352,000
                                                                    ------------

Total Investments - 99.4% (Cost $179,753,690)......................  194,862,857

Other Assets Less Liabilities - 0.6%...............................    1,251,797
                                                                    ------------

Net Assets - 100.0%................................................ $196,114,654
                                                                    ============

+ Non-income producing security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments                                       November 30, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 87.6%

Business Services - 1.4%
   MAXIMUS, Inc.+.........................................   87,700 $  2,483,006
Consumer Merchandising - 11.2%
   Christopher & Banks Corp.+.............................   97,225    2,928,903
   Dress Barn, Inc.+......................................  200,100    4,677,337
   Genesco, Inc.+.........................................  241,800    5,153,362
   InterTAN, Inc.+........................................  277,650    3,279,741
   O'Charleys, Inc.+......................................  114,900    1,996,388
   Sharper Image Corp.+...................................  134,400    2,242,800
                                                                    ------------
                                                                      20,278,531
                                                                    ------------

Consumer Services - 7.4%
   Bright Horizons Family Solutions, Inc.+................  207,010    5,873,909
   Education Management Corp.+............................  221,100    7,503,581
                                                                    ------------
                                                                      13,377,490
                                                                    ------------

Electronic Components - 0.4%
   Ceradyne, Inc.+........................................   92,000      701,500
                                                                    ------------

Electronic Technology - 5.6%
   AstroPower, Inc.+......................................  112,100    3,250,900
   Concurrent Computer Corp.+.............................  210,600    2,086,256
   NetScout Systems, Inc.+................................  290,000    4,803,125
                                                                    ------------
                                                                      10,140,281
                                                                    ------------

Energy - 13.2%
   Horizon Offshore, Inc.+................................  160,000    2,540,000
   Midcoast Energy Resources, Inc. .......................   85,000    1,657,500
   Osca, Inc.+............................................  276,100    3,140,638
   Spinnaker Exploration Co.+.............................  164,500    4,277,000
   Superior Energy Services, Inc.+........................  391,000    3,519,000
   Unit Corp.+............................................  315,500    4,002,906
   Universal Compression Holdings, Inc.+..................  145,800    4,793,175
                                                                    ------------
                                                                      23,930,219
                                                                    ------------

Financial Institutions - 11.0%
   Financial Federal Corp.+...............................  210,700    4,898,775
   LandAmerica Financial Group, Inc. .....................   76,900    2,307,000
   Mobile Mini, Inc.+.....................................  308,200    6,086,950
   Philadelphia Consolidated Holding Corp. ...............      500       13,281
   Triad Guaranty, Inc.+..................................  226,800    6,548,850
                                                                    ------------
                                                                      19,854,856
                                                                    ------------

                                               See Notes to Financial Statements
16

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Financial Services & Software - 0.4%
   Carreker Corp.+........................................   34,600 $    795,800
                                                                    ------------

Healthcare Products - 2.4%
   Esperion Therapeutics, Inc.+...........................  175,000    2,362,500
   ILEX Oncology, Inc.+...................................   70,200    1,965,600
                                                                    ------------
                                                                       4,328,100
                                                                    ------------

Healthcare Services - 7.5%
   Accredo Health, Inc.+..................................  108,000    4,347,000
   Amsurg Corp., Class A+.................................  167,400    2,762,100
   Professional Detailing, Inc.+..........................   50,200    6,475,800
                                                                    ------------
                                                                      13,584,900
                                                                    ------------

Healthcare Technology - 8.3%
   ATS Medical, Inc.+.....................................  222,300    2,834,325
   Biosite Diagnostics, Inc.+.............................   62,000    2,321,125
   Informax, Inc. ........................................   15,000      169,688
   Rita Medical Systems, Inc.+............................  332,400    3,656,400
   Vascular Solutions, Inc.+..............................  206,000    4,120,000
   Virologic, Inc.+.......................................  223,400    1,954,750
                                                                    ------------
                                                                      15,056,288
                                                                    ------------
Technology Services & Software - 12.5%

   Caminus Corp.+.........................................   69,000    1,690,500
   Computer Access Technology Co.+........................  160,400    1,363,400
   I-Many, Inc.+..........................................  390,000    4,436,250
   Merix Corp.+...........................................  154,750    3,036,969
   o2wireless Solutions, Inc.+............................  300,000    2,043,750
   Radiant Systems, Inc.+.................................  274,300    5,486,000
   Websense, Inc.+........................................   40,100      481,826
   Witness Systems, Inc.+.................................  316,500    4,173,844
                                                                    ------------
                                                                      22,712,539
                                                                    ------------

Traditional Heavy Industry - 3.6%

   Alliant Techsystems, Inc.+.............................   75,000    4,612,500
   Innovative Solutions & Support, Inc.+..................  100,000    1,325,000
   Millennium Cell, Inc.+.................................   50,000      475,000
                                                                    ------------
                                                                       6,412,500
                                                                    ------------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------


Common Stock (continued)

Transportation - 0.5%

   Kirby Corp.+..................................       54,700      $    943,575
                                                                    ------------



Utilities - 2.2%

   General Communication, Inc., Class A+.........      842,200         4,053,088
                                                                    ------------

  Total Investment Securities (Cost
   $141,788,044).................................                    158,652,673
                                                                    ------------

Repurchase Agreement - 11.3%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.25%, dated 11/30/00, to
    be repurchased 12/01/00 in the amount of
    $20,601,004 and collateralized by $13,935,000
    of U.S. Treasury Bonds, bearing interest at
    10.63%, due 8/15/15 and having an approximate
    aggregate value of $21,010,747
    (cost $20,598,000)...........................      $20,598        20,598,000
                                                                    ------------

Total Investments - 98.9% (Cost $162,386,044)......................  179,250,673
Other Assets Less Liabilities - 1.1%...............................    1,914,504
                                                                    ------------

Net Assets - 100.0%................................................ $181,165,177
                                                                    ============

+ Non-income producing security
                                               See Notes to Financial Statements
18

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments                                       November 30, 2000

Security Description                                          Shares    Value
--------------------                                          ------ -----------


Common Stock - 77.1%

Business Services - 2.7%

   Iron Mountain, Inc.+.....................................  31,700 $ 1,052,044
   Paychex, Inc. ...........................................  21,000   1,220,625
                                                                     -----------
                                                                       2,272,669
                                                                     -----------

Consumer Durables - 2.8%

   D.R. Horton, Inc. .......................................  43,700     811,181
   Furniture Brands International, Inc.+....................  58,100     918,706
   Herman Miller, Inc. .....................................  26,100     616,613
                                                                     -----------
                                                                       2,346,500
                                                                     -----------

Consumer Merchandising - 6.8%

   Bed Bath & Beyond, Inc.+.................................  18,900     393,356
   Dollar Tree Stores, Inc.+................................  30,400   1,132,400
   Dress Barn, Inc.+........................................  42,000     981,750
   Genesco, Inc.+...........................................  80,000   1,705,000
   Michaels Stores, Inc.+...................................  45,900   1,170,450
   Venator Group, Inc.+.....................................  19,900     267,406
                                                                     -----------
                                                                       5,650,362
                                                                     -----------

Electronic Components - 0.4%

   Methode Electronics, Inc., Class A.......................  16,300     335,169
                                                                     -----------

Electronic Technology - 2.2%

   Electronic Data Systems Corp. ...........................  35,000   1,852,812
                                                                     -----------

Energy - 13.1%

   Conoco, Inc., Class B....................................  90,000   2,255,625
   Devon Energy Corp. ......................................  22,300   1,098,275
   Nabors Industries, Inc.+.................................  43,300   1,902,602
   Ocean Energy, Inc.+......................................  99,900   1,298,700
   Santa Fe International Corp. ............................  90,100   2,224,344
   Schlumberger Ltd. .......................................  21,000   1,302,000
   Valero Energy Corp. .....................................  24,200     760,787
                                                                     -----------
                                                                      10,842,333
                                                                     -----------
Financial Institutions - 14.7%


   AmeriCredit Corp.+.......................................  59,300   1,234,181
   Household International, Inc. ...........................  50,000   2,493,750
   MBNA Corp. ..............................................  36,000   1,284,750
   Metris Cos., Inc. .......................................  86,000   2,080,125
   MGIC Investment Corp. ...................................  10,500     661,500

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

Security Description                                          Shares    Value
--------------------                                          ------ -----------


Common Stock (continued)

Financial Institutions (continued)
   Nationwide Financial Services, Inc. .....................  42,700 $ 1,753,369
   Old Republic International Corp. ........................  55,900   1,456,894
   Providian Financial Corp. ...............................  13,700   1,233,000
                                                                     -----------
                                                                      12,197,569
                                                                     -----------

Financial Services & Software - 2.0%

   Internet Security Systems, Inc.+.........................   7,000     517,125
   The BISYS Group, Inc.+...................................  25,800   1,109,400
                                                                     -----------
                                                                       1,626,525
                                                                     -----------

Healthcare Products - 6.7%

   Biovail Corp.+...........................................  41,400   1,355,850
   ILEX Oncology, Inc.+.....................................  27,700     775,600
   King Pharmaceuticals, Inc.+..............................  56,500   2,754,375
   Medicis Pharmaceutical Corp., Class A+...................  11,000     698,500
                                                                     -----------
                                                                       5,584,325
                                                                     -----------

Healthcare Services - 9.7%

   Community Health Systems, Inc.+..........................  53,300   1,575,681
   Province Healthcare Co.+.................................  52,500   1,935,938
   Quorum Health Group, Inc.+...............................  54,500     797,063
   Tenet Healthcare Corp. ..................................  71,800   3,055,987
   Triad Hospitals, Inc.+...................................  23,400     699,075
                                                                     -----------
                                                                       8,063,744
                                                                     -----------

Healthcare Technology - 2.9%

   Invitrogen Corp.+........................................  10,600     763,862
   Waters Corp.+............................................  24,800   1,594,950
                                                                     -----------
                                                                       2,358,812
                                                                     -----------

Technology Services & Software - 4.4%

   Fiserv, Inc.+............................................  36,100   2,017,087
   SunGard Data Systems, Inc.+..............................  32,700   1,604,344
                                                                     -----------
                                                                       3,621,431
                                                                     -----------

Telecommunications - 1.7%

   ADC Telecommunications, Inc.+............................  29,400     593,513
   Scientific-Atlanta, Inc. ................................  20,800     839,800
                                                                     -----------
                                                                       1,433,313
                                                                     -----------

                                               See Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS -- MULTI CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- -----------


Common Stock (continued)

Traditional Heavy Industry - 2.9%
   General Dynamics Corp. .......................       32,000      $ 2,440,000
                                                                    -----------

Utilities - 4.1%

   Enron Corp. ..................................       20,000        1,295,000
   Kinder Morgan, Inc. ..........................       50,100        2,076,019
                                                                    -----------
                                                                      3,371,019
                                                                    -----------
  Total Investment Securities (Cost $57,614,755).                    63,996,583

                                                                    -----------
Repurchase Agreement - 20.0%

   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.25%, dated 11/30/00, to
    be repurchased 12/01/00 in the amount of
    $16,601,421 and collateralized by $16,540,000
    of U.S. Treasury Notes, bearing interest at
    6.25%, due 1/31/02 and having an approximate
    aggregate value of 16,932,825 (cost
    $16,599,000).................................      $16,599       16,599,000
                                                                    -----------

Total Investments - 97.1% (Cost $74,213,755).......................  80,595,583

Other Assets Less Liabilities - 2.9%...............................   2,448,642
                                                                    -----------

Net Assets - 100.0%................................................ $83,044,225
                                                                    ===========

+ Non-income producing security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MID CAP GROWTH PORTFOLIO
Portfolio of Investments                                       November 30, 2000

Security Description                                         Shares     Value
--------------------                                         ------- -----------


Common Stock - 91.9%

Business Services - 3.1%

   Iron Mountain, Inc.+....................................   19,100 $   633,881
   Paychex, Inc. ..........................................   23,650   1,374,656
                                                                     -----------
                                                                       2,008,537
                                                                     -----------

Consumer Durables - 3.7%

   DR Horton, Inc. ........................................   37,600     697,950
   Furniture Brands International, Inc.+...................   59,900     947,169
   Herman Miller, Inc. ....................................   32,600     770,175
                                                                     -----------
                                                                       2,415,294
                                                                     -----------

Consumer Merchandising - 5.7%

   Abercrombie & Fitch Co.+................................   37,700     786,988
   Dollar Tree Stores, Inc.+...............................   30,700   1,143,575
   Michaels Stores, Inc.+..................................   30,300     772,650
   Venator Group, Inc.+....................................   75,100   1,009,156
                                                                     -----------
                                                                       3,712,369
                                                                     -----------

Electronic Components - 3.3%

   Luminent, Inc.+.........................................   59,900     359,400
   Methode Electronics, Inc., Class A......................   16,200     333,113
   Optical Communication Products, Inc.+...................   50,000     512,500
   TranSwitch Corp.+.......................................   16,400     446,900
   Vitesse Semiconductor Corp.+............................   11,300     487,312
                                                                     -----------
                                                                       2,139,225
                                                                     -----------

Electronic Technology - 2.1%

   Cabletron Systems, Inc.+................................   49,000     771,750
   Concurrent Computer Corp.+..............................   62,000     614,188
                                                                     -----------
                                                                       1,385,938
                                                                     -----------
Energy - 11.6%

   Devon Energy Corp. .....................................   21,600   1,063,800
   Nabors Industries, Inc.+................................   44,800   1,968,512
   Ocean Energy, Inc.+.....................................  103,300   1,342,900
   Pogo Producing Co. .....................................   31,200     705,900
   Santa Fe International Corp. ...........................   74,500   1,839,219
   Valero Energy Corp. ....................................   21,000     660,187
                                                                     -----------
                                                                       7,580,518
                                                                     -----------

                                               See Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS -- MID CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

Security Description                                          Shares    Value
--------------------                                          ------ -----------


Common Stock (continued)

Financial Institutions - 14.9%

   AmeriCredit Corp.+.......................................  57,200 $ 1,190,475
   Charter One Financial, Inc. .............................  30,345     728,280
   Everest Re Group Ltd. ...................................  21,100   1,269,956
   Metris Cos., Inc. .......................................  80,350   1,943,466
   MGIC Investment Corp. ...................................  17,200   1,083,600
   Nationwide Financial Services, Inc., Class A.............  25,200   1,034,775
   Old Republic International Corp. ........................  53,300   1,389,131
   XL Capital Ltd., Class A.................................  13,600   1,085,450
                                                                     -----------
                                                                       9,725,133
                                                                     -----------

Financial Services & Software - 4.7%

   Concord EFS, Inc.+.......................................  23,000   1,003,375
   Internet Security Systems, Inc.+.........................   6,200     458,025
   The BISYS Group, Inc.+...................................  36,800   1,582,400
                                                                     -----------
                                                                       3,043,800
                                                                     -----------

Healthcare Products - 8.9%
   Biovail Corp.+...........................................  41,000   1,342,750
   King Pharmaceuticals, Inc.+..............................  55,368   2,699,190
   Medicis Pharmaceutical Corp., Class A+...................  16,000   1,016,000
   Qiagen NV+...............................................  22,200     767,287
                                                                     -----------
                                                                       5,825,227
                                                                     -----------

Healthcare Services - 13.3%
   Community Health Systems, Inc.+..........................  48,800   1,442,650
   Laboratory Corp. of America Holdings+....................   8,800   1,250,150
   Quorum Health Group, Inc.+...............................  51,900     759,037
   Tenet Healthcare Corp. ..................................  61,000   2,596,312
   Triad Hospitals, Inc.+...................................  22,300     666,213
   Universal Health Services, Inc., Class B+................  18,800   1,925,825
                                                                     -----------
                                                                       8,640,187
                                                                     -----------

Healthcare Technology - 2.9%
   Human Genome Sciences, Inc.+.............................   4,800     298,500
   Invitrogen Corp.+........................................  10,800     778,275
   Waters Corp.+............................................  12,200     784,612
                                                                     -----------
                                                                       1,861,387
                                                                     -----------

Media - 1.4%
   American Tower Corp.+....................................  30,500     918,813
                                                                     -----------


See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MID CAP GROWTH PORTFOLIO
Portfolio of Investments -- continued                          November 30, 2000

                                                      Shares/
                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- -----------


Common Stock (continued)

Technology Services & Software - 9.7%
   Affiliated Computer Services, Inc., Class A+.       26,700      $ 1,501,875
   Critical Path, Inc.+.........................       16,300          344,338
   Fiserv, Inc.+................................       34,600        1,933,275
   FreeMarkets, Inc.+...........................        8,100          259,706
   Mercury Interactive Corp.+...................        9,900          666,394
   SunGard Data Systems, Inc.+..................       32,600        1,599,437
                                                                   -----------
                                                                     6,305,025
                                                                   -----------

Telecommunications - 2.3%
   ADC Telecommunications, Inc.+................       21,200          427,975
   Polycom, Inc.+...............................       14,400          486,900
   Scientific-Atlanta, Inc. ....................       14,100          569,288
                                                                   -----------
                                                                     1,484,163
                                                                   -----------

Utilities - 4.3%
   Enron Corp. .................................       10,600          686,350
   Kinder Morgan, Inc. .........................       51,300        2,125,744
                                                                   -----------
                                                                     2,812,094
                                                                   -----------

  Total Investment Securities (Cost
   $58,245,069).................................                    59,857,710
                                                                   -----------

Repurchase Agreement - 9.4%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 5.25%, dated 11/30/00,
    to be repurchased 12/01/00 in the amount of
    $6,151,897 and collateralized by $6,190,000
    of U.S. Treasury Notes, bearing interest at
    5.50%, due 7/31/01 and having an approximate
    aggregate value of $6,275,113 (cost
    $6,151,000).................................       $6,151        6,151,000
                                                                   -----------

Total Investments - 101.3% (Cost $64,396,069).....................  66,008,710
Liabilities in Excess of Other Assets - (1.3)%....................    (845,966)
                                                                   -----------

Net Assets - 100.0%............................................... $65,162,744
                                                                   ===========

+Non-income producing security
                                               See Notes to Financial Statements
24

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities                            November 30, 2000

                           Small Cap   Real Estate    Micro Cap    Multi Cap    Mid Cap
                             Growth     Securities      Growth      Growth      Growth
                           Portfolio    Portfolio     Portfolio    Portfolio   Portfolio
                          ------------ ------------  ------------ ----------- -----------
assets:
 Investments
 securities, at value*..  $792,136,979 $184,510,857  $158,652,673 $63,996,583 $59,857,710
 Repurchase agreements
 (cost equals market)...    92,375,000   10,352,000    20,598,000  16,599,000   6,151,000
 Cash...................           595          903           820         555          37
 Receivable for
 investments sold.......    16,172,930    2,737,944     4,463,684   3,638,324      69,347
 Interest and dividends
 receivable.............       142,050      182,223        12,799      11,587       5,241
 Receivable for shares
 of beneficial interest
 sold...................       574,800    1,060,843       186,880     193,666      29,070
 Prepaid expenses.......        14,716        3,143         2,678         965         903
 Prepaid registration...            --           --       113,428          --          --
 Receivable from
 investment adviser.....         1,724        8,194            --       1,968       2,130
 Deferred
 organizational
 expenses...............        12,422       12,422            --          --          --
                          ------------ ------------  ------------ ----------- -----------
   Total assets.........   901,431,216  198,868,529   184,030,962  84,442,648  66,115,438
                          ------------ ------------  ------------ ----------- -----------
liabilities:
 Payable for
 investments purchased..     2,983,730    2,454,876     1,919,563   1,239,472     813,354
 Payable for shares of
 beneficial interest
 redeemed...............     1,426,787       44,722       654,806       1,633      17,154
 Investment advisory
 and management fees
 payable................       703,372      141,921       197,663      59,632      51,415
 Accrued expenses.......       202,980      110,847        93,753      82,453      70,737
 Distribution and
 service maintenance
 fees payable...........         3,890        1,509            --          33          34
 Due to investment
 adviser................            --           --            --      15,200          --
                          ------------ ------------  ------------ ----------- -----------
   Total liabilities....     5,320,759    2,753,875     2,865,785   1,398,423     952,694
                          ------------ ------------  ------------ ----------- -----------
    Net assets..........  $896,110,457 $196,114,654  $181,165,177 $83,044,225 $65,162,744
                          ============ ============  ============ =========== ===========
net assets were composed
of:
 Shares of beneficial
 interest, $.001 par
 value..................  $     46,522 $     21,054  $      9,306 $     4,898 $     5,686
 Paid-in capital........   768,643,793  203,358,979   146,487,198  74,731,161  62,373,213
                          ------------ ------------  ------------ ----------- -----------
                           768,690,315  203,380,033   146,496,504  74,736,059  62,378,899
 Accumulated
 undistributed net
 investment income
 (loss).................            --    1,948,098            --          --         --
 Accumulated
 undistributed net
 realized gain (loss)
 on investments and
 other assets and
 liabilities............    27,211,742  (24,322,644)   17,804,044   1,926,338   1,171,204
 Net unrealized
 appreciation of
 investments............   100,208,400   15,109,167    16,864,629   6,381,828   1,612,641
                          ------------ ------------  ------------ ----------- -----------
    Net assets..........  $896,110,457 $196,114,654  $181,165,177 $83,044,225 $65,162,744
                          ============ ============  ============ =========== ===========
 *Identified cost
 Investment securities..  $691,928,579 $169,401,690  $141,788,044 $57,614,755 $58,245,069
                          ============ ============  ============ =========== ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities -- continued               November 30, 2000


                           Small Cap   Real Estate   Micro Cap    Multi Cap    Mid Cap
                             Growth     Securities     Growth      Growth      Growth
                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                          ------------ ------------ ------------ ----------- -----------
Class Y (unlimited
shares authorized):
 Net assets.............  $890,033,348 $193,824,427 $181,165,177 $82,936,135 $65,055,276
 Shares of beneficial
 interest issued and
 outstanding............    46,202,752   20,807,330    9,305,573   4,891,437   5,676,110
 Net asset value,
 offering and redemption
 price per share........  $      19.26 $       9.32 $      19.47 $     16.96 $     11.46
                          ============ ============ ============ =========== ===========
Class A (unlimited
shares authorized):
 Net assets.............  $  2,706,289 $    537,041           -- $   108,090 $   107,468
 Shares of beneficial
 interest issued and
 outstanding............       141,748       57,699           --       6,394       9,401
 Net asset value and
 redemption price per
 share..................  $      19.09 $       9.31           -- $     16.90 $     11.43
 Maximum sales charge
 (5.75% of offering
 price).................          1.16         0.57           --        1.03        0.70
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      20.25 $       9.88           -- $     17.93 $     12.13
                          ============ ============ ============ =========== ===========
Class B (unlimited
shares authorized):
 Net assets.............  $  1,916,953 $    737,506           --          --          --
 Shares of beneficial
 interest issued and
 outstanding............       101,193       79,388           --          --          --
 Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge).  $      18.94 $       9.29           --          --          --
                          ============ ============ ============ =========== ===========
Class II (unlimited
shares authorized):
 Net assets.............  $  1,453,867 $  1,015,680           --          --          --
 Shares of beneficial
 interest issued and
 outstanding............        76,760      109,311           --          --          --
 Net asset value and
 redemption price per
 share (excluding any
 applicable contingent
 deferred sales charge).  $      18.94 $       9.29           --          --          --
 Maximum sales charge
 (1.00% of offering
 price).................          0.19         0.09           --          --          --
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      19.13 $       9.38           --          --          --
                          ============ ============ ============ =========== ===========

                                               See Notes to Financial Statements
26

BRAZOS MUTUAL FUNDS
Statement of Operations -- For the period ended November 30, 2000

                            Small Cap    Real Estate   Micro Cap    Multi Cap    Mid Cap
                              Growth     Securities     Growth       Growth       Growth
                            Portfolio     Portfolio    Portfolio    Portfolio   Portfolio+
                           ------------  -----------  -----------  -----------  ----------
INVESTMENT INCOME:
Income:
 Interest................  $  4,474,594  $   567,572  $ 1,207,536  $   223,521  $  251,792
 Dividends (net of
 withholding taxes of
 $9,371 on the Real
 Estate Securities
 Portfolio)..............       923,107   10,283,848       39,425       99,498      77,711
                           ------------  -----------  -----------  -----------  ----------
  Total investment
  income.................     5,397,701   10,851,420    1,246,961      323,019     329,503
                           ------------  -----------  -----------  -----------  ----------
Expenses:
 Investment advisory and
 management fees.........     7,778,112    1,603,768    2,175,189      514,695     444,296
 Administration fees.....       505,466      124,532      126,441       40,032      34,557
 Distribution and service
 maintenance fees-Class
 A.......................         8,481        2,616           --          242         250
 Distribution and service
 maintenance fees-Class
 B.......................        15,308        5,262           --           --          --
 Distribution and service
 maintenance fees-Class
 II......................        10,513        4,227           --           --          --
 Transfer agent fees and
 expenses-Class Y........        32,389       17,520       29,818       16,898      18,322
 Transfer agent fees and
 expenses-Class A........         8,740        4,628           --        2,716       3,136
 Transfer agent fees and
 expenses-Class B........         6,455        3,566           --           --          --
 Transfer agent fees and
 expenses-Class II.......         4,417        3,349           --           --          --
 Registration fees-Class
 Y.......................        53,475       52,140      126,350       24,650      29,380
 Registration fees-Class
 A.......................        19,827       16,671           --        9,075      10,335
 Registration fees-Class
 B.......................        19,709       16,681           --           --          --
 Registration fees-Class
 II......................        19,609       16,656           --           --          --
 Custodian fees and
 expenses................       303,978       75,892       91,002       64,020      62,615
 Legal fees and expenses.       107,730       23,726       27,730       18,490      28,515
 Printing expense........        63,575       28,620       25,495       11,920      15,210
 Trustees' fees and
 expenses................        22,095       23,645       23,645       20,545      18,360
 Audit and tax fees......        19,850       22,660       21,255       21,255      20,030
 Insurance expense.......        15,665        2,924        3,346          941         820
 Amortization of
 organizational expenses.         4,088        4,088           --           --          --
 Miscellaneous expenses..         7,855        3,152        2,945        3,204       3,015
                           ------------  -----------  -----------  -----------  ----------
  Total expenses.........     9,027,337    2,056,323    2,653,216      748,683     688,841
  Less: Expenses
  waived/reimbursed......       (83,062)     (78,494)          --      (17,211)    (35,017)
  Less: Custody credits
  earned on cash
  balances...............       (23,183)      (1,642)     (10,362)      (2,535)     (3,130)
                           ------------  -----------  -----------  -----------  ----------
  Net expenses...........     8,921,092    1,976,187    2,642,854      728,937     650,694
                           ------------  -----------  -----------  -----------  ----------
Net investment income
(loss)...................    (3,523,391)   8,875,233   (1,395,893)    (405,918)   (321,191)
                           ------------  -----------  -----------  -----------  ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss)
on investments...........   104,961,014   (5,464,828)  52,463,819   10,451,223   4,020,864
Net change in unrealized
appreciation/depreciation
on investments...........   (32,421,920)  28,258,626   (9,473,846)   2,528,898   1,612,641
                           ------------  -----------  -----------  -----------  ----------
Net realized and
unrealized gain on
investments and other
assets and liabilities...    72,539,094   22,793,798   42,989,973   12,980,121   5,633,505
                           ------------  -----------  -----------  -----------  ----------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS:                $ 69,015,703  $31,669,031  $41,594,080  $12,574,203  $5,312,314
                           ============  ===========  ===========  ===========  ==========

+ Commenced operations on December 31, 1999
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets

                                Small Cap Growth               Real Estate
                                    Portfolio             Securities Portfolio
                            --------------------------  --------------------------
                              For the       For the       For the       For the
                             year ended    year ended    year ended    year ended
                            November 30,  November 30,  November 30,  November 30,
                                2000          1999          2000          1999
                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment income
  (loss)..................  $ (3,523,391) $ (3,890,174) $  8,875,233  $  6,258,987
 Net realized gain (loss)
  on investments..........   104,961,014    25,362,554    (5,464,828)  (12,384,265)
 Net change in unrealized
  appreciation/depreciation
  on investments..........   (32,421,920)  107,534,782    28,258,626    (4,486,508)
                            ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets resulting
  from operations.........    69,015,703   129,007,162    31,669,031   (10,611,786)
                            ------------  ------------  ------------  ------------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)........            --            --    (7,587,149)   (5,836,341)
 From net investment
  income (Class A)........            --            --       (27,943)       (2,095)
 From net investment
  income (Class B)........            --            --       (16,005)       (2,047)
 From net investment
  income (Class II).......            --            --       (11,688)       (2,046)
 From net realized gains
  on investments (Class
  Y)......................   (79,100,691)           --            --            --
 From net realized gains
  on investments (Class
  A)......................      (252,675)           --            --            --
 From net realized gains
  on investments (Class
  B)......................      (156,887)           --            --            --
 From net realized gains
  on investments (Class
  II).....................      (118,773)           --            --            --
                            ------------  ------------  ------------  ------------
Total dividends and
 distributions to
 shareholders.............   (79,629,026)           --    (7,642,785)   (5,842,529)
                            ------------  ------------  ------------  ------------
Net increase in net assets
 resulting from capital
 share transactions (Note
 5).......................   277,393,007   187,116,304    42,643,799    61,109,901
                            ------------  ------------  ------------  ------------
Total increase in net
 assets...................   266,779,684   316,123,466    66,670,045    44,655,586
NET ASSETS:
Beginning of period.......   629,330,773   313,207,307   129,444,609    84,789,023
                            ------------  ------------  ------------  ------------
End of period [including
 undistributed net
 investment income (loss)
 for November 30, 2000 and
 November 30, 1999 of $0,
 $0; $1,948,098 and
 $851,041, respectively]..  $896,110,457  $629,330,773  $196,114,654  $129,444,609
                            ============  ============  ============  ============

                                               See Notes to Financial Statements
28

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets -- continued



                                Micro Cap Growth                                     Mid Cap Growth
                                    Portfolio           Multi Cap Growth Portfolio     Portfolio
                            --------------------------  ---------------------------- --------------
                                                                      For the period For the period
                              For the       For the       For the      December 31,   December 31,
                             year ended    year ended    year ended   1998* through  1999* through
                            November 30,  November 30,  November 30,   November 30,   November 30,
                                2000          1999          2000           1999           2000
                            ------------  ------------  ------------  -------------- --------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment loss......  $ (1,395,893) $   (767,897) $   (405,918)  $   (59,691)   $  (321,191)
 Net realized gain on
  investments.............    52,463,819    17,495,994    10,451,223     4,217,316      4,020,864
 Net change in unrealized
  appreciation/depreciation
  on investments..........    (9,473,846)   23,601,585     2,528,898     3,852,930      1,612,641
                            ------------  ------------  ------------   -----------    -----------
 Net increase in net
  assets resulting from
  operations..............    41,594,080    40,329,682    12,574,203     8,010,555      5,312,314
                            ------------  ------------  ------------   -----------    -----------
Dividends and
 distributions to
 shareholders:
 From net investment
  income (Class Y)........            --            --            --            --             --
 From net investment
  income (Class A)........            --            --            --            --             --
 From net realized gains
  on investments (Class
  Y)......................   (41,540,661)   (7,883,383)  (10,363,676)   (1,900,087)    (2,524,157)
 From net realized gains
  on investments (Class
  A)......................            --            --       (12,829)           --         (4,312)
                            ------------  ------------  ------------   -----------    -----------
Total dividends and
 distributions to
 shareholders.............   (41,540,661)   (7,883,383)  (10,376,505)   (1,900,087)    (2,528,469)
                            ------------  ------------  ------------   -----------    -----------
Net increase in net assets
 resulting from capital
 share transactions (Note
 5).......................    59,197,525    41,693,949    44,902,367    29,833,692     62,378,899
                            ------------  ------------  ------------   -----------    -----------
Total increase in net
 assets...................    59,250,944    74,140,248    47,100,065    35,944,160     65,162,744
NET ASSETS:
Beginning of period.......   121,914,233    47,773,985    35,944,160            --             --
                            ------------  ------------  ------------   -----------    -----------
End of period [including
 undistributed net
 investment income (loss)
 for November 30, 2000 and
 November 30, 1999 of $0,
 $0; $0, $0, and $0,
 respectively]............  $181,165,177  $121,914,233  $ 83,044,225   $35,944,160    $65,162,744
                            ============  ============  ============   ===========    ===========

------
* Commencement of operations
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights

                                                          SMALL CAP GROWTH PORTFOLIO
                                                          --------------------------
                                      Net gain
                                     on invest-
                                       ments
                    Net       Net      (both      Total    Dividends Distri-            Net               Net
                   Asset    invest-   realized     from    from net  butions           Asset             Assets   Ratio of
                  Value,     ment       and      invest-    invest-   from     Total   Value,            end of  expenses to
     Period      beginning  income    unreal-      ment      ment    capital  distri-  end of   Total    period    average
     Ended       of period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's)  net assets
---------------- --------- --------- ---------- ---------- --------- -------  -------  ------ --------- -------- -----------
                                                                    Class Y
                                                                    -------
12/31/96-
11/30/97(3)       $10.00    $(0.03)    $4.69      $4.66      $ --    $(1.17)  $(1.17)  $13.49   47.08%  $ 80,898 1.35%(4)(5)
11/30/98........   13.49     (0.11)     0.79       0.68        --     (0.10)   (0.10)   14.07    5.06    313,207 1.21
11/30/99........   14.07     (0.13)     4.60       4.47        --        --       --    18.54   31.77    627,978 1.08
11/30/00........   18.54     (0.09)     2.75       2.66        --     (1.94)   (1.94)   19.26   13.36    890,033 1.03
                                                                    Class A
                                                                    -------
9/08/99-
11/30/99(3)       $16.90    $(0.05)    $1.65      $1.60      $ --    $   --   $   --   $18.50    9.47%  $    394 1.65%(4)(5)
11/30/00........   18.50     (0.23)     2.76       2.53        --     (1.94)   (1.94)   19.09   12.68      2,706 1.65 (5)
                                                                    Class B
                                                                    -------
9/08/99-
11/30/99(3)       $16.90    $(0.09)    $1.68      $1.59      $ --    $   --   $   --   $18.49    9.41%  $    562 2.30%(4)(5)
11/30/00........   18.49     (0.37)     2.76       2.39        --     (1.94)   (1.94)   18.94   11.92      1,917 2.30 (5)
                                                                   Class II
                                                                   --------
9/08/99-
11/30/99(3)       $16.90    $(0.08)    $1.68      $1.60      $ --    $   --   $   --   $18.50    9.47%  $    397 2.30%(4)(5)
11/30/00........   18.50     (0.36)     2.74       2.38        --     (1.94)   (1.94)   18.94   11.86      1,454 2.30 (5)
                                                          SMALL CAP GROWTH PORTFOLIO
                                                          --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average        Portfolio
     Ended       net assets      turnover
---------------- --------------- ---------
                                                                    Class Y
                                                                    -------
12/31/96-
11/30/97(3)        (0.68)%(4)(5)    148%
11/30/98........   (0.71)           104
11/30/99........   (0.78)           105
11/30/00........   (0.40)           132
                                                                    Class A
                                                                    -------
9/08/99-
11/30/99(3)        (1.46)%(4)(5)    105%
11/30/00........   (1.01) (5)       132
                                                                    Class B
                                                                    -------
9/08/99-
11/30/99(3)        (2.12)%(4)(5)    105%
11/30/00........   (1.66) (5)       132
                                                                   Class II
                                                                   --------
9/08/99-
11/30/99(3)        (2.11)%(4)(5)    105%
11/30/00........   (1.67) (5)       132

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                 11/30/97 11/30/98 11/30/99 11/30/00
                                 -------- -------- -------- --------
   Small Cap Growth Class Y.....   0.45%     --        --       --
   Small Cap Growth Class A.....     --      --      0.14%    1.15%
   Small Cap Growth Class B.....     --      --      0.14     1.83
   Small Cap Growth Class II....     --      --      0.14     2.59

                                               See Notes to Financial Statements
30

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                        REAL ESTATE SECURITIES PORTFOLIO

                                      Net gain
                                       (loss)
                                     on invest-
                     Net               ments
                    Asset               (both     Total    Dividends Distri-            Net                Net
                   Value,     Net     realized     from    from net  butions           Asset             Assets   Ratio of
                   begin-   invest-     and      invest-    invest-   from     Total   Value,            end of  expenses to
      Period       ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total    period    average
       Ended       period  income(1)   ized)    operations  income    gains   butions  period Return(2)  (000's) net assets
 ----------------  ------- --------- ---------- ---------- --------- -------  -------  ------ ---------  ------- -----------
                                                                    Class Y
                                                                    -------
 12/31/96-
 11/30/97(3).....  $10.00    $0.35     $ 2.05     $ 2.40    $(0.23)  $(0.93)  $(1.16)  $11.24   24.39 %  $53,308 1.25%(4)(5)
 11/30/98........   11.24     0.44      (1.90)     (1.46)    (0.43)   (0.14)   (0.57)    9.21  (13.64)    84,789 1.25  (5)
 11/30/99........    9.21     0.47      (1.17)     (0.70)    (0.44)      --    (0.44)    8.07   (7.86)   128,997 1.19
 11/30/00........    8.07     0.45       1.19       1.64     (0.39)      --    (0.39)    9.32   20.64    193,824 1.10
                     Ratio
                     of net
                   investment
                   income to
      Period        average      Portfolio
       Ended       net assets    turnover
------------------ ------------- ---------
                                                                    Class Y
                                                                    -------
 12/31/96-
 11/30/97(3).....    4.61%(4)(5)    185%
 11/30/98........    4.19  (5)      157
 11/30/99........    5.23           100
 11/30/00........    4.99            66

                                                                    Class A
                                                                    -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.12     $(0.74)    $(0.62)   $(0.12)  $   --   $(0.12)   $8.06   (7.06)%  $   143 1.65%(4)(5)
 11/30/00........    8.06     0.41       1.17       1.58     (0.33)      --    (0.33)    9.31   19.81        537 1.65  (5)
                                                                    Class B
                                                                    -------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.10     $(0.73)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%  $   162 2.30%(4)(5)
 11/30/00........    8.05     0.35       1.17       1.52     (0.28)      --    (0.28)    9.29   19.14        738 2.30  (5)
                                                                   Class II
                                                                   --------
 9/08/99-
 11/30/99(3).....  $ 8.80    $0.11     $(0.74)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%  $   143 2.30%(4)(5)
 11/30/00........    8.05     0.34       1.18       1.52     (0.28)      --    (0.28)    9.29   19.14      1,016 2.30  (5)
                                                                    Class A
                                                                    -------
 9/08/99-
 11/30/99(3).....    6.13%(4)(5)    100%
 11/30/00........    4.29    (5)     66
                                                                    Class B
                                                                    -------
 9/08/99-
 11/30/99(3).....    5.48%(4)(5)    100%
 11/30/00........    3.90 (5)        66
                                                                   Class II
                                                                   --------
 9/08/99-
 11/30/99(3).....    5.61%(4)(5)    100%
 11/30/00........    3.76 (5)        66

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                    11/30/97 11/30/98 11/30/99 11/30/00
                    -------- -------- -------- --------
   Real Estate
    Securities
    Class Y........   0.58%    0.06%      --       --
   Real Estate
    Securities
    Class A........     --       --     0.18%    3.42%
   Real Estate
    Securities
    Class B........     --       --     0.18     4.85
   Real Estate
    Securities
    Class II.......     --       --     0.18     6.49

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                        MICRO CAP GROWTH PORTFOLIO
                                                        --------------------------
                                   Net gain
                                   on invest-
                   Net               ments                                                                    Ratio of
                  Asset     Net      (both      Total    Dividends Distri-           Net               Net    expenses
                 Value,   invest-   realized     from    from net  butions          Asset             Assets     to
                 begin-    ment       and      invest-    invest-   from     Total  Value,            end of  average
     Period      ning of  income    unreal-      ment      ment    capital  distri- end of   Total    period    net
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions period Return(2) (000's)   assets
---------------- ------- --------- ---------- ---------- --------- -------  ------- ------ --------- -------- --------
                                                                 Class Y
                                                                 -------
12/31/97-
11/30/98(3)..... $10.00   $(0.05)    $2.08      $2.03       $--    $   --    $  --  $12.03   20.30%  $ 47,774  1.60%(4)(5)
11/30/99........  12.03    (0.14)     7.91       7.77        --     (1.47)   (1.47)  18.33   65.67    121,914  1.54
11/30/00........  18.33    (0.18)     6.83       6.65        --     (5.51)   (5.51)  19.47   34.65    181,165  1.46
                                                        MICRO CAP GROWTH PORTFOLIO
                                                        --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average         Portfolio
     Ended       net assets       turnover
---------------- ---------------- ---------
                                                                 Class Y
                                                                 -------
12/31/97-
11/30/98(3).....   (0.46)%(4)(5)     121%
11/30/99........   (0.95)            150
11/30/00........   (0.77)            159

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                       11/30/98
                                       --------
   Micro Cap Growth...................   0.30%

                                               See Notes to Financial Statements
32

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                        MULTI CAP GROWTH PORTFOLIO
                                                        --------------------------
                                    Net gain
                                     (loss)
                                   on invest-
                   Net               ments
                  Asset     Net      (both      Total    Dividends Distri-            Net               Net
                 Value,   invest-   realized     from    from net  butions           Asset            Assets   Ratio of
                 begin-    ment       and      invest-    invest-   from     Total   Value,           end of   expenses
     Period      ning of  income    unreal-      ment      ment    capital  distri-  end of   Total   period  to average
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- ------- ----------
                                                                  Class Y
                                                                  -------
12/31/98-
11/30/99(3)..... $10.00   $(0.05)    $6.96      $6.91      $ --    $ (2.13) $ (2.13) $14.78   72.39%  $35,944   1.35%(4)(5)
11/30/00........  14.78    (0.13)     5.53       5.40        --      (3.22)   (3.22)  16.96   37.02    82,936   1.27
                                                                  Class A
                                                                  -------
3/31/00-
11/30/00(3)..... $18.92   $(0.15)    $0.43      $0.28      $ --    $ (2.30) $ (2.30) $16.90    0.69%  $   108   1.70%(4)(5)
                                                        MULTI CAP GROWTH PORTFOLIO
                                                        --------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average        Portfolio
     Ended       net assets      turnover
---------------- --------------- ---------
                                                                  Class Y
                                                                  -------
12/31/98-
11/30/99(3).....  (0.42)%(4)(5)     154%
11/30/00........  (0.71)            187
                                                                  Class A
                                                                  -------
3/31/00-
11/30/00(3).....  (1.09)%(4)(5)     187%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                11/30/99 11/30/00
                                -------- --------
   Multi Cap Growth Portfolio
    Class Y....................   0.64%      --
   Multi Cap Growth Portfolio
    Class A....................     --    24.85%

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                         MID CAP GROWTH PORTFOLIO
                                                         ------------------------
                                   Net gain
                                    (loss)
                  Net             on invest-
                 Asset              ments
                 Value,    Net      (both      Total    Dividends Distri-            Net               Net
                 begin-  invest-   realized     from    from net  butions           Asset            Assets   Ratio of
                  ning    ment       and      invest-    invest-   from     Total   Value,           end of  expenses to
     Period        of    income    unreal-      ment      ment    capital  distri-  end of   Total   period    average
     Ended       period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets
---------------- ------ --------- ---------- ---------- --------- -------  -------  ------ --------- ------- -----------
                                                                  Class Y
                                                                  -------
12/31/99-
11/30/00(3)..... $10.00  $(0.08)    $2.02      $ 1.94     $ --    $(0.48)  $(0.48)  $11.46  18.93%   $65,055 1.32%(4)(5)
                                                                  Class A
                                                                  -------
3/31/00-
11/30/00(3)..... $12.00  $(0.11)    $0.02      $(0.09)    $ --    $(0.48)  $(0.48)  $11.43  (1.15)%  $   108 1.70%(4)(5)
                                                         MID CAP GROWTH PORTFOLIO
                                                         ------------------------
                   Ratio
                   of net
                 investment
                   income
                 (loss) to
     Period       average         Portfolio
     Ended       net assets       turnover
---------------- ---------------- ---------
                                                                  Class Y
                                                                  -------
12/31/99-
11/30/00(3).....   (0.65)%(4)(5)     137%
                                                                  Class A
                                                                  -------
3/31/00-
11/30/00(3).....   (1.15)%(4)(5)     137%

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Net of the following expense reimbursements (based on average net assets):

                                          11/30/00
                                          --------
   Mid Cap Growth Portfolio Class Y......   0.03%
   Mid Cap Growth Portfolio Class A......  26.05

                                               See Notes to Financial Statements
34

BRAZOS MUTUAL FUNDS
Notes to Financial Statements                                  November 30, 2000

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into five Portfolios, the BRAZOS Small Cap Growth Portfolio ("Small Cap Growth Portfolio"), the BRAZOS Real Estate Securities Portfolio ("Real Estate Securities Portfolio"), the BRAZOS Micro Cap Growth Portfolio ("Micro Cap Growth Portfolio"), the BRAZOS Multi Cap Growth Portfo-lio, formerly BRAZOS Growth Portfolio ("Multi Cap Growth Portfolio") and the BRAZOS Mid Cap Growth Portfolio ("Mid Cap Growth Portfolio") (each, a "Portfo-lio" and collectively, the "Portfolios"). The investment objective for each Portfolio is as follows:

Small Cap Growth Portfolio seeks to provide maximum capital appreciation, con-sistent with reasonable risk to principal, by investing primarily in small cap-italization companies.

Real Estate Securities Portfolio seeks to provide a balance of income and ap-preciation, consistent with reasonable risk to principal, by investing primar-ily in equity securities of companies which are principally engaged in the real estate industry.

Micro Cap Growth Portfolio seeks to provide maximum capital appreciation, con-sistent with reasonable risk to principal, by investing primarily in micro cap-italization companies.

Multi Cap Growth Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities. Effective December 31, 1999, the Growth Portfolio changed its name to the Multi Cap Growth Portfolio. The Portfolio's investment objective remained unchanged.

Mid Cap Growth Portfolio seeks to provide maximum capital appreciation, consis-tent with reasonable risk to principal, by investing primarily in mid capital-ization companies.

The Small Cap Growth Portfolio, Real Estate Securities Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfolio offer multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares--   Offered at net asset value per share without an initial
                   sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                    November 30, 2000

             convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class II shares--  Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent deferred sales charge.

Class Y shares--  Offered at net asset value per share exclusively for institutional investors.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distri-bution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, except that Class B and Class II shares are subject to higher distribution fee rates.

Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, there-fore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to generate cash flow to make distri-butions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be af-fected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities, except short-term investments with remaining maturities of 60 days or less, use the last quoted trading price as the market value. For listed securities, the Portfolios use the price quoted by the exchange on which the security is primarily traded. Unlisted se-curities and listed securities, including REITs, which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000


Repurchase Agreements. The Portfolios invest in one or more repurchase agree-ments collateralized by U.S. Treasury or federal agency obligations. The Port-folios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to re-purchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Federal Income Taxes. Each Portfolio is treated as a separate entity and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Investment Income and Expenses. Net investment income, other than class spe-cific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of out-standing shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the cur-rent capital share activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income, except for the Real Estate Securities Portfolio, which will pay quarterly. Capital gain dis-tributions, if any, will be paid at least annually. The character of distribu-tions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differ-ences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset ac-counts are made for such differences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000

are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Compa-nies, distributions representing a return of capital for tax purposes are charged to paid in capital.

For the period ended November 30, 2000, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

                                    Accumulated   Accumulated
                                   Undistributed Undistributed
                                   Net Realized  Net Investment  Paid In
                                     Gain/Loss     Gain/Loss     Capital
                                   ------------- -------------- ---------
   Small Cap Growth Portfolio.....  $(3,520,202)   $3,523,391   $  (3,189)
   Real Estate Securities
    Portfolio.....................    1,118,701      (135,391)   (983,310)
   Micro Cap Growth Portfolio.....   (1,395,893)    1,395,893         --
   Multi Cap Growth Portfolio.....     (405,918)      405,918         --
   Mid Cap Growth Portfolio.......     (321,191)      321,191         --

Deferred Organization Costs. Organizational costs on the Small Cap Growth Port-folio and the Real Estate Securities Portfolio have been capitalized and are being amortized over sixty months from the commencement of operations. In the event any of the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing organizational costs, the redemp-tion proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with generally accepted accounting princi-ples requires management to make estimates and assumptions that affect the re-ported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000


3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the year ended November 30, 2000 were as follows:

                                                Purchases        Sales
                                              -------------- --------------
   Small Cap Growth Portfolio................ $1,126,030,805 $1,004,402,510
   Real Estate Securities Portfolio..........    154,336,827    108,875,870
   Micro Cap Growth Portfolio................    245,276,421    246,322,388
   Multi Cap Growth Portfolio................    116,261,283     97,949,996
   Mid Cap Growth Portfolio..................    117,918,323     63,694,118

4. Advisory Fees and Other Transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of American International Group. Under Investment Ad-visory Agreements with the Fund, the Adviser manages the investment and rein-vestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreements, the Portfolios' pay the Adviser a monthly fee at the annual rate of 0.90%, 0.90%, 1.20%, 0.90% and 0.90% of the average daily net assets of the Small Cap Growth Portfolio, Real Estate Securities Portfolio, Mi-cro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfo-lio, respectively. The Adviser has voluntarily agreed to keep operating expenses for the Small Cap Growth Portfolio, Real Estate Securities Portfolio, Micro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Port-folio Class Y shares (excluding extraordinary expenses) from exceeding an an-nual rate of 1.35%, 1.25%, 1.60%, 1.35% and 1.35%, respectively, of each Portfolio's average daily net assets.

For the year ended November 30, 2000 the Adviser reimbursed expenses in the amount of $16,415 on the Mid Cap Growth Portfolio.

Effective August 1, 1999 the Fund, on behalf of each Portfolio, has entered into an Administration Agreement with SunAmerica Asset Management Corp. ("SAAMCo") an indirect wholly owned subsidiary of American International Group. SAAMCo receives an annual fee based upon average daily net assets of each Port-folio as follows:

  .07% on the first $200 million
  .06% on the next $500 million
  .04% on the balance
  Minimum annual fee: $35,000/first portfolio; $25,000/portfolio for the next three portfolios; $20,000/portfolio for any additional portfolios.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000


For the year ended November 30, 2000, SAAMCo received fees from each Portfolio and reimbursed expenses on Classes A, B and II as follows:

                                                         Expenses Reimbursed by
                                      Administration fee      Administrator
                                      ------------------ -----------------------
                                                                          Class
                                                         Class A Class B   II
                                                         ------- ------- -------
Small Cap Growth Portfolio...........      $505,466      $27,832 $27,992 $27,238
Real Estate Securities Portfolio.....       124,532       25,530  25,518  27,446
Micro Cap Growth Portfolio...........       126,441           --      --      --
Multi Cap Growth Portfolio...........        40,032       17,211      --      --
Mid Cap Growth Portfolio.............        34,557       18,602      --      --

Effective September 8, 1999 the Fund, on behalf of each Portfolio, has a Dis-tribution Agreement with SunAmerica Capital Services, Inc. ("Distributor" or "SACS"), an affiliate of the Administrator. Each Portfolio has adopted a Dis-tribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 un-der the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class A, Class B and Class II have adopted Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class II Plan". In adopting the Distribution Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Class A Plan, Class B Plan and Class II Plan, the Distributor re-ceives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commis-sions and other expenses such as those incurred for sales literature, prospec-tus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the year ended November 30, 2000, SACS received fees (see Statement of Op-erations) based upon the aforementioned rates.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000


SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Port-folio's Class B and Class II shares. SACS has advised the Fund that for the year ended November 30, 2000 the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                            Class A                   Class B
                             ------------------------------------- -------------
                                                                    Contingent
                              Sales    Affiliated   Non-affiliated   Deferred
                             Charges Broker-dealers Broker-dealers Sales Charges
                             ------- -------------- -------------- -------------
Small Cap Growth Portfolio.  $25,093    $16,034         $6,402        $  530
Real Estate Securities
 Portfolio.................   12,649      4,281          7,146         1,661
Multi Cap Growth Portfolio.       --         --             --            --
Mid Cap Growth Portfolio...       --         --             --            --
                                           Class II                  Class II
                             ------------------------------------- -------------
                                                                    Contingent
                              Sales    Affiliated   Non-affiliated   Deferred
                             Charges Broker-dealers Broker-dealers Sales Charges
                             ------- -------------- -------------- -------------
Small Cap Growth Portfolio.  $ 8,075    $ 8,075         $   --        $  180
Real Estate Securities
 Portfolio.................    9,348      4,565          4,783         1,078
Multi Cap Growth Portfolio.       --         --             --            --
Mid Cap Growth Portfolio...       --         --             --            --

Effective August 15, 1999 the Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Administrator. Un-der the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which is approved annually by the Trustees, permits the Portfolios to compen-sate SAFS for services rendered based upon the following rates:

Class A, Class B, Class II--0.22% of average daily net assets
Class Y--transaction fee based, minimum annual fee of $25,000 for the first fund, $10,000 for each additional fund. Any transaction fees earned are remitted to State Street Bank & Trust Co.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000


For the year ended November 30, 2000, the Portfolios incurred the following ex-penses which are included in transfer agent fees in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                                              Payable at
                                      Expense            November 30, 2000
                              ------------------------ ------------------------
                              Class A Class B Class II Class A Class B Class II
                              ------- ------- -------- ------- ------- --------
Small Cap Growth Portfolio... $5,331  $3,368   $2,313   $641    $360     $272
Real Estate Securities
 Portfolio...................  1,645   1,158      930     82     127      176
Multi Cap Growth Portfolio...    152      --       --     21      --       --
Mid Cap Growth Portfolio.....    157      --       --     21      --       --

Pembrook Securities ("Pembrook"), a brokerage firm affiliated with the Portfo-lios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid to Pembrook by the Small Cap Growth Portfolio, Real Estate Securities Portfolio, Micro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfolio for the year ended No-vember 30, 2000 totaled $385,064, $57,195, $49,352, $70,759 and $82,620, re-
spectively.

5. Fund Shares. At November 30, 2000, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares of each Portfolio:

                                                         Small Cap Growth Portfolio
                         ------------------------------------------------------------------------------------------------
                                              Class Y                                           Class A
                         -----------------------------------------------------  -----------------------------------------
                                                                                                        For the period
                                 For the                     For the                  For the         September 8, 1999*
                                year ended                 year ended               year ended              through
                            November 30, 2000           November 30, 1999        November 30, 2000     November 30, 1999
                         -------------------------  --------------------------  --------------------  -------------------
                           Shares       Amount        Shares        Amount      Shares     Amount      Shares    Amount
                         ----------  -------------  -----------  -------------  -------  -----------  -------------------
Shares sold............. 18,215,407  $ 404,532,562   21,881,783  $ 354,179,466  193,565  $ 4,275,841    21,287 $  376,710
Reinvested dividends ...  3,650,898     78,136,793           --             --   11,586      246,015        --         --
Shares redeemed......... (9,541,408)  (210,745,639) (10,267,250)  (168,346,125) (84,690)  (1,801,442)       --         --
                         ----------  -------------  -----------  -------------  -------  -----------  -------- ----------
Net increase............ 12,324,897  $ 271,923,716   11,614,533  $ 185,833,341  120,461  $ 2,720,414    21,287 $  376,710
                         ==========  =============  ===========  =============  =======  ===========  ======== ==========

* Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000


                                                        Small Cap Growth Portfolio
                         ----------------------------------------------------------------------------------------------
                                             Class B                                         Class II
                         --------------------------------------------------  ------------------------------------------
                                                       For the period                                 For the period
                                 For the              September 8, 1999*           For the          September 8, 1999*
                               year ended                  through                year ended              through
                            November 30, 2000         November 30, 1999       November 30, 2000      November 30, 1999
                         ------------------------  ------------------------  ---------------------  -------------------
                           Shares       Amount       Shares       Amount      Shares     Amount      Shares    Amount
                         ----------  ------------  ----------  ------------  --------  -----------  -------------------
Shares sold.............     66,395  $  1,448,880      30,424  $    531,359    50,486  $ 1,109,551    21,452 $  374,894
Reinvested dividends ...      7,185       151,534          --            --     5,539      116,747        --         --
Shares redeemed.........     (2,811)      (63,295)         --            --      (717)     (14,540)       --         --
                         ----------  ------------  ----------  ------------  --------  -----------  -------- ----------
Net increase............     70,769  $  1,537,119      30,424  $    531,359    55,308  $ 1,211,758    21,452 $  374,894
                         ==========  ============  ==========  ============  ========  ===========  ======== ==========
                                                     Real Estate Securities Portfolio
                         ----------------------------------------------------------------------------------------------
                                             Class Y                                         Class A
                         --------------------------------------------------  ------------------------------------------
                                                                                                      For the period
                                 For the                   For the                 For the          September 8, 1999*
                               year ended                year ended               year ended              through
                            November 30, 2000         November 30, 1999       November 30, 2000      November 30, 1999
                         ------------------------  ------------------------  ---------------------  -------------------
                           Shares       Amount       Shares       Amount      Shares     Amount      Shares    Amount
                         ----------  ------------  ----------  ------------  --------  -----------  -------------------
Shares sold............. 11,430,155  $ 99,181,286  10,276,203  $ 92,129,473   169,168  $ 1,464,394    17,458 $  153,431
Reinvested dividends ...    660,309     5,881,208     495,029     4,327,366     2,879       26,909       252      2,094
Shares redeemed......... (7,265,314)  (64,063,605) (3,996,289)  (35,833,646) (132,058)  (1,208,592)       --         --
                         ----------  ------------  ----------  ------------  --------  -----------  -------- ----------
Net increase............  4,825,150  $ 40,998,889   6,774,943  $ 60,623,193    39,989  $   282,711    17,710 $  155,525
                         ==========  ============  ==========  ============  ========  ===========  ======== ==========
                                                     Real Estate Securities Portfolio
                         ----------------------------------------------------------------------------------------------
                                             Class B                                         Class II
                         --------------------------------------------------  ------------------------------------------
                                                       For the period                                 For the period
                                 For the             September 8, 1999*            For the          September 8, 1999*
                               year ended                  through                year ended              through
                            November 30, 2000         November 30, 1999       November 30, 2000      November 30, 1999
                         ------------------------  ------------------------  ---------------------  -------------------
                           Shares       Amount       Shares       Amount      Shares     Amount      Shares    Amount
                         ----------  ------------  ----------  ------------  --------  -----------  -------------------
Shares sold.............     76,365  $    651,066      20,751  $    180,060   115,869  $ 1,050,600    17,509 $  153,746
Reinvested dividends ...        880         7,967         246         2,047     1,207       11,086       246      2,046
Shares redeemed.........    (18,030)     (147,574)       (824)       (6,716)  (25,520)    (210,946)       --         --
                         ----------  ------------  ----------  ------------  --------  -----------  -------- ----------
Net increase............     59,215  $    511,459      20,173  $    175,391    91,556  $   850,740    17,755 $  155,792
                         ==========  ============  ==========  ============  ========  ===========  ======== ==========

* Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000

                                    Micro Cap Growth Portfolio
                         ---------------------------------------------------
                                             Class Y
                         ---------------------------------------------------
                                 For the                    For the
                                year ended                year ended
                            November 30, 2000          November 30, 1999
                         -------------------------  ------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  ------------
Shares sold.............  9,544,953  $ 223,020,277   4,272,442  $ 65,162,561
Reinvested dividends ...  1,851,576     39,887,806     437,475     7,415,212
Shares redeemed......... (8,740,346)  (203,710,558) (2,032,966)  (30,883,824)
                         ----------  -------------  ----------  ------------
Net increase............  2,656,183  $  59,197,525   2,676,951  $ 41,693,949
                         ==========  =============  ==========  ============
                                             Multi Cap Growth Portfolio
                         ------------------------------------------------------------------------
                                             Class Y                               Class A
                         ---------------------------------------------------  -------------------
                                                        For the period         For the period
                                 For the              December 31, 1998*       March 31, 2000*
                                year ended                  through                through
                            November 30, 2000          November 30, 1999      November 30, 2000
                         -------------------------  ------------------------  -------------------
                           Shares       Amount        Shares       Amount     Shares    Amount
                         ----------  -------------  ----------  ------------  -------- ----------
Shares sold.............  2,265,962  $  41,520,947   2,405,047  $ 29,483,729    5,684  $  107,921
Reinvested dividends....    572,340      9,995,729     133,689     1,711,221      710      12,822
Shares redeemed.........  (379,382)    (6,735,052)    (106,219)   (1,361,258)      --          --
                         ----------  -------------  ----------  ------------  -------  ----------
Net increase............  2,458,920  $  44,781,624   2,432,517  $ 29,833,692    6,394  $  120,743
                         ==========  =============  ==========  ============  =======  ==========
                                     Mid Cap Growth Portfolio
                         ---------------------------------------------------
                                 Class Y                    Class A
                         -------------------------  ------------------------
                              For the period            For the period
                            December 31, 1999*          March 31, 2000*
                                 through                    through
                            November 30, 2000          November 30, 2000
                         -------------------------  ------------------------
                           Shares       Amount        Shares       Amount
                         ----------  -------------  ----------  ------------
Shares sold.............  6,139,375  $  67,794,047       9,062  $    109,810
Reinvested dividends ...    188,560      2,396,607         339         4,309
Shares redeemed.........   (651,825)    (7,925,874)         --            --
                         ----------  -------------  ----------  ------------
Net increase............  5,676,110  $  62,264,780       9,401  $    114,119
                         ==========  =============  ==========  ============

* Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements -- continued                     November 30, 2000


6. Income Tax Information. At November 30, 2000, the investment cost and gross unrealized appreciation and depreciation on investments for tax purposes were as follows:

                                                                       Net
                           Federal Tax   Unrealized   Unrealized  Appreciation/
                               Cost     Appreciation Depreciation (Depreciation)
                           ------------ ------------ ------------ --------------
Small Cap Growth
 Portfolio...............  $785,194,110 $174,010,063 $74,692,194   $99,317,869
Real Estate Securities
 Portfolio...............   181,890,561   17,284,702   4,312,406    12,972,296
Micro Cap Growth
 Portfolio...............   162,590,318   28,555,506  11,895,151    16,660,355
Multi Cap Growth
 Portfolio...............    74,619,522    8,497,904   2,521,843     5,976,061
Mid Cap Growth Portfolio.    64,783,940    7,868,116   6,643,346     1,224,770

At November 30, 2000, the Real Estate Securities Portfolio had capital loss carryovers (which may be carried over to offset future capital gains) totaling $2,392,996, $13,831,311 and $5,961,466 to expire in the years 2006, 2007 and
2008, respectively.

7. Commitments and Contingencies. The Brazos Mutual Funds have, along with other affiliated registered investment companies, established committed and un-committed lines of credit with State Street Bank and Trust Company, the Portfo-lio's custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and Federal Funds Rate plus 100 basis points on the uncommitted line of credit. There is also a commitment fee of 8 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. The Portfolios did not have any outstanding borrowings at November 30, 2000, or the period ended.

8. Subsequent Events. Effective for purchases made on or after December 6, 2000, the maximum contingent deferred sales charge on Class B shares will change from 4% to 5%. In addition, Class B shares will convert to Class A shares eight years from the date of purchase rather than seven years from the date of purchase.

Effective January 1, 2001, the advisory fee for the Multi Cap Growth and Mid Cap Growth Portfolios will change from 0.90% of the average daily net assets to 0.75% of the average daily net assets.

On January 1, 2001, the following Portfolios' names will change: the Brazos Small Cap Growth Portfolio to Brazos Small Cap Portfolio, the Brazos Micro Cap Growth Portfolio to Brazos Micro Cap Portfolio, the Brazos Multi Cap Growth Portfolio to Brazos Multi Cap Portfolio and the Brazos Mid Cap Growth Portfolio to Brazos Mid Cap Portfolio.

BRAZOS MUTUAL FUNDS
Report of Independent Accountants

To the Board of Trustees and Shareholders of Brazos Mutual Funds

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all mate-rial respects, the financial position of Small Cap Growth Portfolio, Real Es-tate Securities Portfolio, Micro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfolio (constituting Brazos Mutual Funds, here-after referred to as the "Fund") at November 30, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial state-ments") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and signifi-cant estimates made by management, and evaluating the overall financial state-ment presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian and bro-kers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

1177 Avenue of the Americas
New York, New York 10036
January 16, 2001

BRAZOS MUTUAL FUNDS
Shareholder Tax Information (unaudited)


Certain tax information regarding the Brazos Mutual Funds is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended November 30, 2000. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2000. The informa-tion necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under a separate cover in January 2001.

During the year ended November 30, 2000 the Portfolios paid the following long-term capital gains dividends:

                                                                         Net
                                                                      long-term
                                                                       capital
                                                                        gains
                                                                     -----------
   Small Cap Growth Portfolio....................................... $12,031,638
   Real Estate Securities Portfolio.................................         --
   Micro Cap Growth Portfolio.......................................   2,420,000
   Multi Cap Growth Portfolio.......................................         --
   Mid Cap Growth Portfolio.........................................         --

For the year ended November 30, 2000, 1.35%, 0.12%, 0.92% and 1.54% of the div-idends paid from ordinary income by the Small Cap Growth Portfolio, Micro Cap Growth Portfolio, Multi Cap Growth Portfolio and Mid Cap Growth Portfolio, re-spectively, qualified for the 70% dividends received deductions for corpora-tions.

[LOGO OF BRAZOS]
     www.brazosfunds.com


     The SunAmerica Center
     733 Third Avenue
     New York, NY 10017-3204

TRUSTEES                       ADMINISTRATOR


 GEORGE W. GAU                   SUNAMERICA ASSET MANAGEMENT CORP
 JOHN H. MASSEY                  733 THIRD AVENUE
 DAVID M. REICHERT               NEW YORK, NEW YORK 10017
 DAN L. HOCKENBROUGH
                               CUSTODIAN & TRANSFER AGENT

OFFICERS

                                 STATE STREET BANK AND TRUST CO.
 DAN L. HOCKENBROUGH             P.O. BOX 419572
 Chairman of the Board,          KANSAS CITY, MO 64141-6572
 President, Treasurer and
 Chief Financial Officer       COUNSEL

 LOREN J. SOETENGA               DRINKER, BIDDLE & REATH LLP
 Vice President                  ONE LOGAN SQUARE

                                 18TH AND CHERRY STREETS
 TRICIA A. HUNDLEY               PHILADELPHIA, PENNSYLVANIA 19103-6996
 Vice President and Secretary

                               AUDITORS
 PETER C. SUTTON
 Vice President and Assistant Treasurer
                                 PRICEWATERHOUSECOOPERS LLP

                                 1177 AVENUE OF THE AMERICAS
 M. ROSALIE BUENAVENTURA         NEW YORK, NEW YORK 10036
 Assistant Secretary
BYRAP